Note 5 - Fair Value Measurements - Hierarchy for Financial Assets (Details) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss)
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss)
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss)	558,893
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss)	$ 558,893